Derivatives and fair value measurements - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivative
Derivative liabilities, current	$ 0	$ 3
Derivative liabilities, non-current	478	632
Fuel pricing contracts
Derivative
Derivative assets, current	21	0
Derivative liabilities, current	0	3
Interest rates contracts
Derivative
Derivative liabilities, non-current	$ 478	$ 632